(registered trademark)
CAPITAL
RESERVES
PORTFOLIOS


ANNUAL REPORT
JULY 31, 1995
CAPR-ANN-0995
3346
CONTENTS


SCHEDULES OF INVESTMENTS & FINANCIAL STATEMENTS

 CAPITAL RESERVES PORTFOLIOS:

  MONEY MARKET PORTFOLIO                          3

  U.S. GOVERNMENT PORTFOLIO                       11

  MUNICIPAL MONEY MARKET PORTFOLIO                16

NOTES TO THE FINANCIAL STATEMENTS                 26

REPORTS OF INDEPENDENT ACCOUNTANTS                29


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE
FUNDS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY
AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION.
SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT
TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A FREE PROSPECTUS. READ
IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
CAPITAL RESERVES: MONEY MARKET PORTFOLIO

INVESTMENTS JULY 31, 1995

Showing Percentage of Total Value of Investments


(c)BANKERS' ACCEPTANCES - 1.9%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
DOMESTIC BANKERS' ACCEPTANCES -  0.8%
CoreStates Bank of Delaware, N.A.
10/2/95 6.89% $ 3,038,718 $ 3,004,178
1/19/96 5.78  5,000,000  4,866,525
   7,870,703
NEW YORK BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 1.1%
Dai-Ichi Kangyo Bank, Ltd.
9/29/95 5.94  6,100,000  6,041,716
Sanwa Bank, Ltd.
9/12/95 6.37  4,600,000  4,566,888
   10,608,604
TOTAL BANKERS' ACCEPTANCES   18,479,307
(c)CERTIFICATES OF DEPOSIT - 21.5%
CHICAGO BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 3.6%
ABN-AMRO Bank
8/3/95 6.25  5,000,000  5,000,003
9/20/95 6.19  5,000,000  5,000,000
9/25/95 6.00  5,000,000  5,000,000
10/19/95 6.25  15,000,000  15,000,000
Sanwa Bank, Ltd.
8/15/95 6.04  5,000,000  5,000,019
   35,000,022
NEW YORK BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 11.3%
Banque Nationale de Paris
10/31/95 5.75  5,000,000  5,000,249
Bayerische Hypotheken-und Weschel
11/2/95 5.75  5,000,000  5,000,127
11/8/95 6.03  5,000,000  5,000,626
Bayerische Vereinsbank A.G.
10/31/95 5.75  5,000,000  5,000,000
Canadian Imperial Bank of Commerce
9/5/95 5.88  10,000,000  10,000,930
9/29/95 5.90  5,000,000  5,000,000
11/1/95 6.25  4,000,000  3,998,586
Credit Suisse
11/27/95 5.75  5,000,000  5,000,000
Dresdner Bank, A.G.
9/12/95 5.75  5,000,000  5,000,000
Mitsubishi Bank, Ltd.
8/31/95 6.01  10,000,000  10,000,000
Rabobank Nederland, N.V.
11/21/95 5.75  5,000,000  5,000,000
2/16/96 6.32  2,000,000  2,005,718
(c)CERTIFICATES OF DEPOSIT - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
NEW YORK BRANCH, YANKEE DOLLAR, FOREIGN BANKS - CONTINUED
Societe Generale
8/14/95 6.02% $ 10,000,000 $ 10,000,000
8/21/95 6.00  10,000,000  10,000,000
Sumitomo Bank, Ltd.
8/7/95 6.01  5,000,000  5,000,000
8/14/95 6.05  5,000,000  5,000,000
8/22/95 6.03  5,000,000  5,000,000
Swiss Bank Corp.
10/17/95 5.73  10,000,000  10,000,000
   111,006,236
LONDON BRANCH, EURODOLLAR, DOMESTIC BANKS - 1.0 %
Bank of America National Trust & Savings Assoc.
9/29/95 5.91  5,000,000  5,000,000
11/27/95 6.00  5,000,000  5,000,000
   10,000,000
LONDON BRANCH, EURODOLLAR, FOREIGN BANKS - 5.6%
Bayerische Hypotheken-und Weschel
10/16/95 5.75  5,000,000  5,000,104
Deutsche Bank, A.G.
4/12/96 5.70  5,000,000  5,026,930
Mitsubishi Bank, Ltd.
8/10/95 6.04  5,000,000  5,000,085
Royal Bank of Scotland, PLC
10/27/95 6.00  5,000,000  5,011,007
Sanwa Bank, Ltd.
8/7/95 6.02  5,000,000  4,999,824
Societe Generale
12/4/95 6.37  5,000,000  5,000,090
Toronto-Dominion Bank
10/2/95 5.90  5,000,000  5,000,000
12/11/95 5.74  15,000,000  15,015,869
Westdeutsche Landesbank
11/1/95 5.75  5,000,000  5,000,045
   55,053,954
TOTAL CERTIFICATES OF DEPOSIT   211,060,212
(c)COMMERCIAL PAPER - 55.8%

AVCO Financial Services, Inc.
8/28/95 6.05  20,000,000  19,910,750
10/5/95 6.00  5,000,000  4,946,736
American Express Credit Corp.
8/9/95 6.21  5,000,000  4,993,244
8/14/95 6.20  5,000,000  4,989,031
(c)COMMERCIAL PAPER - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
American Express Credit Corp. - continued
8/30/95 6.17% $ 3,000,000 $ 2,985,379
9/20/95 6.04  5,000,000  4,958,889
11/9/95 5.89  10,000,000  9,840,278
11/16/95 5.75  5,000,000  4,916,183
American Home Food Products, Inc.
9/20/95 5.83  5,000,000  4,959,861
American Home Products
9/7/95 5.99  6,000,000  5,963,493
9/22/95 5.83  3,163,000  3,136,638
American Telephone & Telegraph Co.
9/27/95 6.09  5,000,000  4,952,975
Associates Corp. of North America
9/28/95 6.10  5,000,000  4,952,069
BHF Finance (Delaware), Inc.
10/12/95 5.75  5,000,000  4,943,300
Bear Stearns Cos., Inc.
8/1/95 6.06  6,000,000  6,000,000
8/1/95 6.13  10,000,000  10,000,000
8/18/95 6.00  20,000,000  19,943,711
Beneficial Corp.
8/29/95 6.01  15,000,000  14,930,933
9/18/95 5.99  5,000,000  4,960,667
Bradford & Bingley Building Society
10/19/95 5.75  5,000,000  4,937,788
CIT Group Holdings, Inc.
9/18/95 6.06  5,000,000  4,960,400
9/21/95 6.20  5,000,000  4,957,217
Campbell Soup Co.
11/6/95 6.07  310,000  305,072
Canadian Wheat Board
11/6/95 6.00  10,000,000  9,843,049
Chrysler Financial Corporation
8/28/95 6.05  10,000,000  9,955,000
8/29/95 6.06  2,000,000  1,990,667
Commerzbank U.S. Finance, Inc.
11/15/95 6.08  3,100,000  3,046,146
11/20/95 6.29  7,200,000  7,065,246
CoreStates Capital Corp.
8/8/95 5.85 (a)  10,000,000  10,000,000
8/15/95 5.84 (a)  4,000,000  4,000,000
8/15/95 5.87 (a)  5,000,000  5,000,000
Den Danske Corp., Inc.
10/19/95 5.77  10,000,000  9,875,136
Electronic Data Systems Corp.
9/15/95 5.78  6,000,000  5,957,100
Ford Motor Credit Corp.
8/21/95 6.03  4,000,000  3,986,800
8/30/95 6.23  15,000,000  14,926,533
9/11/95 6.25  5,000,000  4,965,321
10/27/95 5.86  9,000,000  8,875,590
(c)
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
Ford Motor Credit, PLC
8/1/95 6.10% $ 6,000,000 $ 6,000,000
Generale Bank
10/17/95 6.07  5,000,000  4,936,689
General Electric Capital Corp.
8/1/95 6.09 (a)  5,000,000  5,000,000
9/15/95 5.94  5,000,000  4,963,313
9/15/95 6.68  4,000,000  3,967,900
10/11/95 6.79  7,300,000  7,206,418
10/12/95 6.66  3,000,000  2,961,720
11/1/95 6.13  10,000,000  9,847,944
General Electric Corp.
9/27/95 6.25  10,000,000  9,903,892
General Motors Acceptance Corp.
8/2/95 6.19  12,000,000  11,997,970
8/16/95 6.12  5,000,000  4,987,438
8/16/95 6.15  5,000,000  4,987,396
8/22/95 6.10  3,000,000  2,989,483
9/15/95 6.05  5,000,000  4,962,688
Goldman Sachs Group, L.P. (The)
9/18/95 6.02  9,000,000  8,929,080
Hanson Finance (UK), PLC
8/7/95 6.03  15,000,000  14,985,150
9/13/95 5.93  11,000,000  10,923,006
Household Finance Corp.
10/25/95 5.80  4,000,000  3,945,978
IBM Corp.
9/1/95 5.97  5,000,000  4,974,597
International Nederlanden U.S. Funding Corp.
8/28/95 6.35  6,000,000  5,972,325
Merrill Lynch & Co., Inc.
9/28/95 6.00  5,000,000  4,952,633
Morgan Stanley Group, Inc.
8/31/95 6.01  10,000,000  9,950,750
10/6/95 5.91  5,000,000  4,946,650
National Rural Util. Coop. Fin. Corp.
10/19/95 5.91  8,000,000  7,898,178
10/31/95 5.86  5,000,000  4,927,453
11/15/95 5.90  5,000,000  4,915,200
11/16/95 5.91  4,250,000  4,177,177
Nationwide Building Society
8/11/95 6.06  5,000,000  4,991,708
New Center Asset Trust
8/14/95 5.80  7,000,000  6,985,415
9/19/95 5.81  2,000,000  1,984,347
Norwest Financial
9/11/95 6.06  5,000,000  4,966,175
Philip Morris Cos., Inc.
9/5/95 6.07  5,000,000  4,971,076
(c)COMMERCIAL PAPER - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
Prospect Street Senior Portfolio LP
8/24/95 6.11% $ 3,540,000 $ 3,526,317
Prudential Funding Corp.
8/9/95 5.99  20,000,000  19,973,511
Sears Roebuck Acceptance Corp.
8/23/95 5.84  4,000,000  3,985,822
9/18/95 5.98  6,000,000  5,952,840
9/18/95 6.00  13,000,000  12,897,560
9/25/95 5.81  10,000,000  9,912,153
Sherwood Medical Company
8/21/95 5.99  5,000,000  4,983,500
Textron, Inc.
8/7/95 6.08  3,000,000  2,996,975
8/7/95 6.19  5,785,000  5,779,070
Toronto Dominion Holdings USA, Inc.
9/11/95 6.11  4,000,000  3,972,758
9/29/95 5.90  10,000,000  9,904,781
Woolwich Equitable Building Society
10/16/95 5.94  5,000,000  4,938,567
TOTAL COMMERCIAL PAPER   545,864,805
(c)FEDERAL AGENCIES - 2.2%

FEDERAL FARM CREDIT BANK - AGENCY COUPONS  -  0.5%
8/1/95 5.92 (a)  5,000,000  4,997,639
FEDERAL HOME LOAN BANK - AGENCY COUPONS -  0.2%
9/7/95 6.13   2,000,000  2,016,585
FEDERAL NATIONAL MORTGAGE ASSOC. - DISCOUNT NOTES -  1.5%
9/11/95 6.32  10,000,000  9,930,300
10/20/95 6.04  5,000,000  4,934,667
   14,864,967
TOTAL FEDERAL AGENCIES   21,879,191
(c)U.S. TREASURY OBLIGATIONS - 0.5%

U.S. TREASURY BILLS
7/25/96 5.76  5,000,000  4,728,756
(c)BANK NOTES - 7.4%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
Bank of America - Illinois
10/19/95 5.76% $ 7,525,000 $ 7,525,000
Boatmen's National Bank of St. Louis
9/22/95 6.01 (a)  5,000,000  4,996,234
Comerica Bank - Detroit
5/28/96 5.83  5,000,000  5,013,395
Fifth Third Bank - Cincinnati
10/27/95 6.07  5,000,000  5,001,461
First National Bank of Boston
8/8/95 6.04 (a)  5,000,000  5,000,269
First National Bank of Chicago
9/28/95 6.15  5,000,000  5,001,162
First of America Bank - Indiana
8/17/95 6.05 (a)  10,000,000  10,003,054
Household Bank, N.A.
9/21/95 5.93  5,000,000  5,000,000
Mellon Bank, N.A.
11/1/95 6.24  5,000,000  5,000,000
NBD Bank, N.A.
10/16/95 6.27  5,000,000  5,000,000
NationsBank of Texas
9/26/95 6.38  5,000,000  5,000,000
10/27/95 6.25  5,000,000  5,000,000
U.S. National Bank of Oregon
8/22/95 6.37  5,000,000  5,000,028
TOTAL BANK NOTES   72,540,603
(c)MASTER NOTES (A) - 1.7%

J.P. Morgan Securities
8/1/95 6.08  9,000,000  9,000,000
Norwest Corp.
8/1/95 5.87  4,000,000  4,000,000
8/1/95 5.89  4,000,000  4,000,000
TOTAL MASTER NOTES   17,000,000
(c)MEDIUM-TERM NOTES (A) - 5.7%

Abbey National Treasury Services
9/30/95 6.00 (c)   10,000,000  10,000,000
Beneficial Corp.
8/15/95 5.84  5,000,000  4,999,660
Dean Witter, Discover & Co.
8/15/95 5.86  5,305,000  5,308,911
8/16/95 5.84  5,000,000  5,004,446
(c)MEDIUM-TERM NOTES (A) - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
General Electric Capital Corp.
3/29/96 6.00% $ 5,000,000 $ 4,999,110
General Motors Acceptance Corp.
8/7/95 6.22  6,000,000  6,000,000
Goldman Sachs Group, L.P. (The)
9/1/95 6.00 (c)  6,000,000  6,000,000
9/16/95 5.92 (c)   6,000,000  6,000,000
Norwest Corp.
9/15/95 6.03  7,000,000  7,000,000
TOTAL MEDIUM-TERM NOTES   55,312,127
(c)SHORT-TERM NOTES (A) (B) - 2.6%

SMM Trust Company (1994-D)
10/27/95 5.96   1,000,000  1,000,000
SMM Trust Company (1995-I)
8/9/95 5.92   8,000,000  7,998,078
SMM Trust Company (1995-J)
8/15/95 5.88  16,000,000  16,000,000
TOTAL SHORT-TERM NOTES   24,998,078
(c)MUNICIPAL SECURITIES (A) - 0.1%

New Orleans Aviation Board (MBIA Insured)
8/7/95 6.02   900,000  900,000
(c)REPURCHASE AGREEMENTS - 0.6%
 MATURITY
 AMOUNT
In a joint trading account
 (U.S. Treasury Obligations)
 dated 7/31/95 due 8/1/95:
  At 5.85%  $ 5,944,966  5,944,000
TOTAL INVESTMENTS - 100%  $ 978,707,079
Total Cost for Income Tax Purposes  $ 978,707,079

LEGEND
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.
(b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements). Additional information on each holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST
SMM Trust Company:
 (1994-D) 10/28/94 $ 1,000,000
 (1995-I) 5/25/95 $ 7,997,684
 (1995-J) 5/16/95 $ 16,000,000
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $22,000,000 or 2.3% of net assets.
INCOME TAX INFORMATION
At July 31, 1995, the fund had a capital loss carryforward of approximately $131,000 which will expire on July 31, 2002.
For the period ended July 31, 1995, approximately 1% of the fund's dividends to shareholders was derived from interest on U.S. Government obligations.
CAPITAL RESERVES: MONEY MARKET PORTFOLIO

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 JULY 31, 1995

1.ASSETS                                                                                  2.            3.

4.Investment in securities, at value (including repurchase agreements of $5,944,000) -    5.            $ 978,707,079
See accompanying schedule

6.Cash                                                                                    7.             2,716,264


8.Receivable for investments sold                                                         9.             600,000

10.Interest receivable                                                                    11.            4,008,553

12.Receivable from investment adviser for expense reductions                              13.            167,533

14. 15.TOTAL ASSETS                                                                       16.            986,199,429

17.LIABILITIES                                                                            18.           19.

20.Payable for investments purchased                                                      $ 9,000,127   21.

22.Distributions payable                                                                   189,469      23.

24.Accrued management fee                                                                  401,204      25.

26.Other payables and accrued expenses                                                     633,843      27.

28. 29.TOTAL LIABILITIES                                                                  30.            10,224,643

31.32.NET ASSETS                                                                          33.           $ 975,974,786

34.Net Assets consist of:                                                                 35.           36.

37.Paid in capital                                                                        38.           $ 976,093,475

39.Accumulated net realized gain (loss) on investments                                    40.            (118,689)

41.42.NET ASSETS, for 976,093,475 shares outstanding                                      43.           $ 975,974,786

44.45.NET ASSET VALUE, offering price and redemption price per share                      46.            $1.00
($975,974,786 (divided by) 976,093,475 shares)


STATEMENT OF OPERATIONS

 YEAR ENDED JULY 31, 1995

47.48.INTEREST INCOME                                         49.            $ 44,173,230

50.EXPENSES                                                   51.            52.

53.Management fee                                             $ 3,817,736    54.

55.Transfer agent fees                                         1,832,726     56.

57.Distribution fees                                           2,672,415     58.

59.Accounting fees and expenses                                107,425       60.

61.Non-interested trustees' compensation                       10,044        62.

63.Custodian fees and expenses                                 52,457        64.

65.Registration fees                                           279,379       66.

67.Audit                                                       32,568        68.


69.Legal                                                       8,319         70.


71.Miscellaneous                                               6,441         72.

73. Total expenses before reductions                           8,819,510     74.

75. Expense reductions                                         (1,260,394)    7,559,116

76.77.NET INTEREST INCOME                                     78.             36,614,114

79.80.NET REALIZED GAIN (LOSS) ON INVESTMENTS                 81.             25,923


82.83.NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    84.            $ 36,640,037


STATEMENT OF CHANGES IN NET ASSETS

                                                                                      YEARS ENDED JULY 31,

                                                                                      1995                   1994

85.INCREASE (DECREASE) IN NET ASSETS

86.Operations                                                                         $ 36,614,114           $ 17,953,417
Net interest income

87. Net realized gain (loss)                                                           25,923                 (148,964)

88. 89.NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 36,640,037             17,804,453

90.Distributions to shareholders from net interest income                              (36,614,114)           (17,953,417)

91.Share transactions at net asset value of $1.00 per share                            4,573,488,050          3,974,385,280
Proceeds from sales of shares

92. Reinvestment of distributions from net interest income                             33,809,364             16,240,483

93. Cost of shares redeemed                                                            (4,311,497,330)        (3,911,825,770)

94.95.                                                                                 295,800,084            78,799,993
NET INCREASE (DECREASE) IN NET ASSETS AND SHARES RESULTING FROM SHARE TRANSACTIONS

96.  97.TOTAL INCREASE (DECREASE) IN NET ASSETS                                        295,826,007            78,651,029

98.NET ASSETS                                                                         99.                    100.

101. Beginning of period                                                               680,148,779            601,497,750

102. End of period                                                                    $ 975,974,786          $ 680,148,779


FINANCIAL HIGHLIGHTS



103.                                    YEARS ENDED JULY 31,                                       OCTOBER 23, 1990
                                                                                         (COMMENCEMENT
                                                                                                  OF OPERATIONS) TO
                                                                                                  JULY 31,

104.                                     1995                   1994        1993        1992        1991

105.SELECTED PER-SHARE DATA

106.Net asset value, beginning of period $ 1.000                $ 1.000     $ 1.000     $ 1.000                         $ 1.000

107.Income from Investment Operations    .048                   .027        .025        .041                            .047
Net interest income

108.Less Distributions                    (.048)                 (.027)      (.025)      (.041)                          (.047)
From net interest income

109.Net asset value, end of period       $ 1.000                $ 1.000     $ 1.000     $ 1.000                         $ 1.000

110.TOTAL RETURN B, C                     4.86%                  2.72%       2.57%       4.13%                           4.79%

111.RATIOS AND SUPPLEMENTAL DATA

112.Net assets, end of period (000
omitted)                                 $ 975,975              $ 680,149   $ 601,498   $ 354,189                       $ 108,991

113.Ratio of expenses to average net
assets                                   .99%                   .98%        .95%        .82%                            .83%
                                                                                                                     A

114.Ratio of expenses to average net
assets before                            1.16%                  1.12%       1.14%       1.17%                           1.25%
expense reductions                                                                                                     A

115.Ratio of net interest income to
average net assets                       4.80%                  2.70%       2.52%       3.81%                           5.71%
                                                                                                                       A


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
CAPITAL RESERVES: U.S. GOVERNMENT PORTFOLIO

INVESTMENTS JULY 31, 1995

Showing Percentage of Total Value of Investments


(c)U.S. TREASURY OBLIGATIONS - 16.7%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
U.S. TREASURY BILLS - 3.9%
8/10/95 6.29% $ 2,000,000 $ 1,996,950
8/31/95 6.19  6,000,000  5,970,000
   7,966,950
U.S. TREASURY NOTES - 12.8%
1/31/96 5.71  5,000,000  4,954,403
2/15/96 5.49  1,000,000  994,466
2/15/96 6.18  3,000,000  2,973,436
2/15/96 6.21  5,000,000  4,955,733
2/29/96 5.60  5,000,000  4,967,480
4/15/96 5.51  2,000,000  2,049,456
4/30/96 5.65  5,000,000  4,988,915
   25,883,889
TOTAL U.S. TREASURY OBLIGATIONS   33,850,839
(c)REPURCHASE AGREEMENTS - 83.3%
 MATURITY
 AMOUNT
With First Boston Corporation:
 dated 4/28/95 due 8/25/95:
 U.S. Treasury Obligations
 (principal amount $13,437,000)
  At 5.85% (a)
  11.625%, 11/15/04  $ 18,348,075 (b)$ 18,000,000
With Merrill Lynch Government Securities, Inc.:
 dated 5/19/95 due 9/29/95:
 U.S. Treasury Obligations
 (principal amount $2,695,000)
  At 5.8375% (a),
  8.125%, 8/15/19   3,064,699 (b) 3,000,000
In a joint trading account
 (U.S. Treasury Obligations)
 dated 7/31/95 due 8/1/95
 (Notes 2 and 3)
  At 5.82%   123,019,892  123,000,000
  At 5.83%   25,129,071  25,125,000
TOTAL REPURCHASE AGREEMENTS   169,125,000
TOTAL INVESTMENTS - 100%  $ 202,975,839
Total Cost for Income Tax Purposes  $ 202,975,839

LEGEND
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.
(b) For financial statement purposes, the maturity amount is calculated based on the rate at period end.
INCOME TAX INFORMATION
At July 31, 1995, the fund had a capital loss carryforward of approximately $56,000 of which $6,000, $35,000 and $15,000 will expire on July 31, 2001,
2002 and 2003, respectively.
For the period ended July 31, 1995, approximately 27% of the fund's dividends to shareholders was derived from interest on U.S. Government obligations.
CAPITAL RESERVES: U.S. GOVERNMENT PORTFOLIO

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 JULY 31, 1995

116.ASSETS                                                                                    117.          118.

119.Investment in securities, at value (including repurchase agreements of $169,125,000) -    120.          $ 202,975,839
See accompanying schedule

121.Interest receivable                                                                       122.           760,854

123.Receivable from investment adviser for expense reductions                                 124.           26,318

125. 126.TOTAL ASSETS                                                                         127.           203,763,011

128.LIABILITIES                                                                               129.          130.

131.Share transactions in process                                                             $ 1,525,556   132.

133.Distributions payable                                                                      58,682       134.

135.Accrued management fee                                                                     84,705       136.

137.Other payables and accrued expenses                                                        129,061      138.

139. 140.TOTAL LIABILITIES                                                                    141.           1,798,004

142.143.NET ASSETS                                                                            144.          $ 201,965,007

145.Net Assets consist of:                                                                    146.          147.

148.Paid in capital                                                                           149.          $ 202,018,559

150.Accumulated net realized gain (loss) on investments                                       151.           (53,552)

152.153.NET ASSETS, for 202,018,559 shares outstanding                                        154.          $ 201,965,007

155.156.NET ASSET VALUE, offering price and redemption price per share                        157.           $1.00
($201,965,007 (divided by) 202,018,559 shares)


STATEMENT OF OPERATIONS

 YEAR ENDED JULY 31, 1995

158.159.INTEREST INCOME                                         160.          $ 13,984,615

161.EXPENSES                                                    162.          163.

164.Management fee                                              $ 1,295,663   165.

166.Transfer agent fees                                          376,308      167.

168.Distribution fees                                            906,961      169.

170.Accounting fees and expenses                                 45,446       171.

172.Non-interested trustees' compensation                        4,866        173.

174.Custodian fees and expenses                                  27,848       175.

176.Registration fees                                            160,510      177.

178.Audit                                                        22,400       179.


180.Legal                                                        3,841        181.


182.Miscellaneous                                                2,865        183.

184. Total expenses before reductions                            2,846,708    185.

186. Expense reductions                                          (281,298)     2,565,410

187.188.NET INTEREST INCOME                                     189.           11,419,205

190.191.NET REALIZED GAIN (LOSS) ON INVESTMENTS                 192.           (15,092)


193.194.NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    195.          $ 11,404,113


STATEMENT OF CHANGES IN NET ASSETS

                                                                                      YEARS ENDED JULY 31,

                                                                                      1995                   1994

196.INCREASE (DECREASE) IN NET ASSETS

197.Operations                                                                        $ 11,419,205           $ 7,851,980
Net interest income

198. Net realized gain (loss)                                                          (15,092)               (34,704)

199.                                                                                   11,404,113             7,817,276
200.NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS

201.Distributions to shareholders from net interest income                             (11,419,205)           (7,851,980)

202.Share transactions at net asset value of $1.00 per share                           2,024,521,368          2,416,632,169
Proceeds from sales of shares

203. Reinvestment of distributions from net interest income                            9,304,614              6,256,268

204. Cost of shares redeemed                                                           (2,138,106,584)        (2,381,075,779)

205.206.                                                                               (104,280,602)          41,812,658
NET INCREASE (DECREASE) IN NET ASSETS AND SHARES RESULTING FROM SHARE TRANSACTIONS

207.                                                                                   (104,295,694)          41,777,954
208.TOTAL INCREASE (DECREASE) IN NET ASSETS

209.NET ASSETS                                                                        210.                   211.

212. Beginning of period                                                               306,260,701            264,482,747

213. End of period                                                                    $ 201,965,007          $ 306,260,701


FINANCIAL HIGHLIGHTS



214.                                     YEARS ENDED JULY 31,                                       OCTOBER 23, 1990
                                                                                                   (COMMENCEMENT
                                                                                                   OF OPERATIONS) TO
                                                                                                   JULY 31,

215.                                    1995                   1994        1993        1992        1991

216.SELECTED PER-SHARE DATA

217.Net asset value, beginning of period  $ 1.000                $ 1.000     $ 1.000     $ 1.000                         $ 1.000

218.Income from Investment Operations     .045                   .025        .024        .041                            .046
Net interest income

219.Less Distributions                    (.045)                 (.025)      (.024)      (.041)                          (.046)
From net interest income

220.Net asset value, end of period        $ 1.000                $ 1.000     $ 1.000     $ 1.000                         $ 1.000

221.TOTAL RETURN B, C                      4.64%                  2.52%       2.40%       4.15%                           4.66%

222.RATIOS AND SUPPLEMENTAL DATA

223.Net assets, end of period (000 omitted) $ 201,965            $ 306,261   $ 264,483   $ 308,542                       $ 80,762

224.Ratio of expenses to average net assets .99%                  .98%        .95%        .65%                            .70%
                                                                                                                       A

225.Ratio of expenses to average net assets
before                                     1.10%                  1.03%       1.07%       1.14%                           1.27%
expense reductions                                                                                                      A

226.Ratio of net interest income to
average net assets                         4.41%                  2.50%       2.39%       3.82%                           5.65%
                                                                                                                       A


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
CAPITAL RESERVES: MUNICIPAL MONEY MARKET PORTFOLIO

INVESTMENTS JULY 31, 1995

Showing Percentage of Total Value of Investments


(c)MUNICIPAL SECURITIES (A) - 100%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
ALABAMA - 4.2%
Phoenix City Environmental Improvement Rev. Bonds (Mead Coated Board Proj.)

Series 1988, 3.80%, tender 10/16/95, LOC ABN-Amro Bank (b)  $ 3,000,000 $
3,000,000
Roanoke Ind. Dev. Ind. Dev. Rev. (Wehadkee/Rock Mills Proj.) Series 1992,
4%,
LOC Trust Company Bank, VRDN (b)   1,400,000  1,400,000
Talladega Ind. Poll. Cont. Dev. (Wehadkee Yarn Mills Proj.) Series 1990,
4%,
LOC Trust Company Bank of Georgia, VRDN (b)   750,000  750,000
   5,150,000
ARIZONA - 6.1%
Arizona Ed. Loan Mktg. Corp. Series 1991 A, 3.90%, LOC Dresdner Bank,
VRDN (b)   1,000,000  1,000,000
Coconino County Poll. Cont. Corp. Poll. Cont. Rev. (Arizona Pub. Svc. Co. - Navajo Proj.)
Series 1994 A, 4.05%, LOC Bank of America, VRDN (b)   400,000  400,000
Mojave County Ind. Dev. Auth. Ind. Dev. Rev. (Citizen Utils. Co.) Series 1993 E, 4.25%,
tender 9/8/95 (b)   1,360,000  1,360,000
Phoenix Civic Improvement Corp. Airport Rev. Series 1995, 3.95%,
LOC Landesbank Hessen, VRDN (b)   1,000,000  1,000,000
Pinal County Ind. Dev. Auth. Ind. Dev. Rev. (Sunbelt Refining Co. LP Proj.) Series 1988, 3.90%,
LOC Bankers Trust Co., VRDN (b)   700,000  700,000
Yavapai County Ind. Dev. Auth. Ind. Dev. Rev. Bonds (Citizens Utils. Co.)
Series 1993, 4.25%, tender 9/12/95 (b)   3,000,000  3,000,000
   7,460,000
CALIFORNIA -11.3%
Alameda County TRAN 4.75% 7/25/96, LOC Union Bank of Switzerland
1,000,000  1,007,062
California Higher Ed. Loan Auth. Rev. Bonds Series E-5, 4.25%, tender
6/1/96,
LOC SLMA (b)   700,000  700,000
California Higher Ed. Student Loan Auth. Rev. Bonds, Series 1987 C, 4.10%, tender 6/1/96,
LOC SLMA (b)   1,500,000  1,500,000
California Student Ed. Loan Mktg. Corp. Student Loan Rev. Bonds Series 1994 A, 4.35%,
tender 7/25/96, LOC Dresdner Bank (b)   500,000  500,000
California TRAN (Cash Reserve Prog. Auth.) Series 1995 A, 4.75% 7/3/96,
LOC Industrial Bank of Japan   3,000,000  3,026,608
Los Angeles TRAN 4.50% 7/1/96, LOC Credit Suisse   4,500,000  4,527,748
Orange County Apt. Dev. Rev. (WLCO Partners) Series 1985 C-3,
 4.50%, LOC Tokai Bank, VRDN   1,500,000  1,500,000
San Bernardino County TRAN 4.50% 7/5/96, LOC Bank of Nova Scotia
1,000,000  1,004,899
   13,766,317
COLORADO - 2.0%
Fort Collins County Ind. Dev. Rev. (Phelps -Tointon Millwork Proj.) Series 1993, 4.10%,
LOC Bank One, Milwaukee, VRDN (b)   1,450,000  1,450,000
Wheat Ridge County Ind. Dev. Rev. (Adolph Coors Co. Proj.) Series 1993, 4%,

LOC Wachovia Bank Georgia, VRDN (b)   1,000,000  1,000,000
   2,450,000
(c)MUNICIPAL SECURITIES (A) - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
CONNECTICUT - 0.8%
Connecticut Hsg. Fin. Auth Hsg. Mtg. Bonds Series 1993 H-2, 3.75%,
tender 4/15/96 (b)  $ 1,000,000 $ 1,000,000
FLORIDA - 6.9%
Broward County Ind. Dev. Auth. Rev. Rfdg. (Goldline Lab., Inc. Proj.) Series 1989 B, 3.95%,
LOC Barnett Bank, VRDN (b)   247,000  247,000
Dade County Hsg. Fin. Corp. Participating VRDN,
Series 1991 A, 4.30%, (Liquidity Facility Bank One) (b) (c)   1,350,000
1,350,000
Dade County Ind. Dev. Rev. (Montenay-Dade Proj.) VRDN (b):
 Series 1988, 4.05%, LOC Banque Paribas   1,455,000  1,455,000
 Series 1990 A, 4.05%, LOC Banque Paribas   3,000,000  3,000,000
Dade County Multi-Family Hsg. Rev. (Biscayne View Apts. Proj.) Series 1993,
4.15%
(BPA Commonwealth Life Ins. Co.) VRDN (b)   1,475,000  1,475,000
Okeechobee County Solid Waste Rev. (Chambers Waste Sys.) Series 1992,
4.10%,
LOC NationsBank, VRDN (b)   900,000  900,000
   8,427,000
GEORGIA - 1.2%
Floyd County Dev. Auth. Ind. Dev. Rev. (Marglen Ind. Inc. Proj.) 4%,
LOC Trust Company Bank of Georgia, VRDN (b)   800,000  800,000
Pierce County Ind. Dev. & Bldg. Auth. Rev. (American Egg Prods. Inc. Proj.)

Series 1989, 4%, LOC Trust Company Bank of Georgia, VRDN (b)   170,000
170,000
Rockdale County Ind. Dev. Rev. (Takahashi Works USA) Series 1990, 4%,
LOC Sanwa Bank, VRDN (b)   500,000  500,000
   1,470,000
ILLINOIS - 1.8%
Chicago O'Hare Int'l. Arpt. Rev. (Northwest Orient Airlines) 4%,
LOC Mitsubishi Bank, VRDN (b)   300,000  300,000
Illinois Dev. Fin. Auth. Ind. Dev. Rev., VRDN (b):
 (Kindlon Partners Proj.) 4.05%, LOC Lasalle Nat'l. Bank   900,000  900,000
 (MTI Corp. Proj.) Series 1989, 4.125%, LOC Industrial Bank of Japan 1,000,000 1,000,000
   2,200,000
INDIANA - 0.8%
Indiana Hsg. Fin. Auth. Single Family Mtg. Rev. Bonds Series 1994 C, 4%,
tender 7/1/96 (FGIC Insured) (b)   500,000  500,000
Shelbyville Ind. Econ. Dev. Rev. (Nippisun Indiana Corp. Proj.) 4.10%,
LOC Industrial Bank of Japan, VRDN (b)   500,000  500,000
   1,000,000
IOWA - 0.3%
Iowa Fin. Auth. Solid Waste Disp. Rev. (Cedar River Paper Co.) Series 1994 A, 3.90%
LOC Swiss Bank, VRDN (b)   400,000  400,000
KENTUCKY - 0.8%
Cynthiana Ind. Dev. Rev. (E.D. Bullard Co. Proj.) 4.10%, LOC NationsBank of North Carolina,
VRDN (b)   1,000,000  1,000,000
(c)MUNICIPAL SECURITIES (A) - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
LOUISIANA - 3.5%
Calcasie Parish Pub. Trust Auth. Solid Waste Disp. Rev. (PPG Industries Inc. Proj.)
Series 1994, 4%, VRDN (b)  $ 1,000,000 $ 1,000,000
Lake Charles Harbor and Terminal Dist. Port Impt. Rev., 3.94%,
LOC Nat'l. Westminster Bank, VRDN (b)   2,000,000  2,000,000
Plaquemines Parish Environmental Rev. (BP Exploration & Oil, Inc.) Series 1994, 4.05%,
VRDN (b)   1,300,000  1,300,000
   4,300,000
MAINE - 0.5%
Maine Fin. Auth. Econ. Dev. Rev. Series 1992, 4%, LOC Sumitomo Bank, VRDN
(b)   580,000  580,000
MARYLAND - 0.8%
Maryland Commty. Dev. Administration Dept. of Hsg. & Commty. Dev. Single Family Mtg.
Participating VRDN, Series PT-36, 4% (Liquidity Facility Industrial Bank of
Japan) (b) (c)   980,000  980,000
MICHIGAN - 3.9%
Michigan Hsg. Dev. Auth. Participating VRDN, Series PT-58, 4.10%
 (Liquidity Facility Credit Suisse) (b) (c)   1,000,000  1,000,000
Michigan RAN Series 1995 B, 4.50% 7/3/96   2,500,000  2,515,515
Michigan Strategic Fund Ltd. Oblig. Rev. (Ultimate Hydroforming Inc. Proj.)
3.70%,
LOC National Bank of Detroit, VRDN (b)   1,200,000  1,200,000
   4,715,515
MISSOURI - 1.6%
Missouri Higher Ed. Loan Student Loan Auth. Rev., Series 1990 B, 3.90%,
LOC Nat'l. Westminster Bank, VRDN (b)   1,000,000  1,000,000
University of Missouri RAN Series 1995-96, 4.75% 6/28/96   1,000,000
1,009,206
   2,009,206
NEVADA - 5.8%
Clark County Poll. Cont. Rev. Bonds (Southern California Edison Co.) (b):
 Series 1987 A:
  4.20%, tender 8/7/95   1,810,000  1,810,000
  4.15%, tender 8/14/95   1,500,000  1,500,000
Washoe County Gas. Fac. Rev. Bonds (Sierra Pacific Pwr. Co.) (b):
 Series 1990:
  3.60%, tender 8/21/95, LOC Union Bank of Switzerland   1,800,000
1,800,000
  3.75%, tender 9/18/95, LOC Union Bank of Switzerland   2,000,000
2,000,000
   7,110,000
NORTH CAROLINA - 0.7%
Piedmont Triad Arpt. Auth. Spl. Facs. Rev. (Triad Int'l. Maintenance Corp.
Proj.)
Series 1989, 4.05%, LOC Mellon Bank, VRDN (b)   900,000  900,000
OKLAHOMA - 2.8%
Guymon Utils. Auth. Rev. (Seaboard Proj.) Series 1995, 4%,
LOC Trust Company Bank of Georgia, VRDN (b)   3,300,000  3,300,000
(c)MUNICIPAL SECURITIES (A) - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
OREGON - 0.8%
Portland Econ. Dev. Rev. (Columbia Aluminum Recycling) 4.15%,
LOC U.S. Bank of Oregon, VRDN (b)  $ 1,000,000 $ 1,000,000
PENNSYLVANIA - 8.3%
Bucks County Ind. Dev. Auth. Ind. Dev., VRDN (b):
 (Associates Proj.) Series 1993, 4.40%, LOC Meridian Bank   1,510,000
1,510,000
 (Double H Plastics Inc. Proj.) Series 1993, 4.40%, LOC Meridian Bank 2,445,000 2,445,000
Carbon County Ind. Dev. Auth. Resource Recovery Bonds (Panther Creek Partners Proj.)
3.70%, tender 8/17/95, LOC National Westminster Bank (b)   1,060,000
1,060,000
Northumberland County Ind. Dev. Resource Recovery (Foster Wheeler Mt.
Carmel Inc.)
Series 1987 B, 4%, LOC Union Bank of Switzerland, VRDN (b)   200,000
200,000
Pennsylvania Econ. Dev. Fin. Auth. Rev., VRDN (b):
 (ASK Foods, Inc.) Series A-1, 4.05%, LOC PNC Bank   485,000  485,000
 (Port Erie Plastics Proj.) Series 1989 D-9, 4.05%, LOC PNC Bank   80,000
80,000
Philadelphia School Dist. TRAN, Series 1995-96, 4.50% 6/28/96   1,000,000
1,004,810
Venango Ind. Dev. Auth. Resource Recovery Rev. Bonds (b):
 (Scrubgrass Proj.) Series 1990:
  3.60%, tender 8/21/95, LOC Nat'l. Westminster Bank   1,115,000  1,115,000
  4.25%, tender 9/7/95, LOC Nat'l. Westminister Bank   1,300,000  1,300,000
  3.80%, tender 10/27/95, LOC Nat'l. Westminster Bank   900,000  900,000
   10,099,810
RHODE ISLAND - 3.2%
Providence Pub. Parking (Washington Street Garage Proj.) Series 1991,
3.95%,
LOC Credit Suisse, VRDN (b)   2,050,000  2,050,000
Rhode Island Hsg. & Mtg. Fin. Corp. Homeownership Opportunities Bonds
Series 17C,
4.40%, tender 2/1/96 (b)   750,000  750,000
Rhode Island Ind. Facs. Corp. Ind. Rev. (NFA Corp Proj.) 4%, LOC Bank of
Boston,
VRDN (b)   1,100,000  1,100,000
   3,900,000
TENNESSEE - 6.2%
Cookeville Ind. Dev. Board Ind. Dev. Rev. (Delbar Products Inc. Proj.)
4.05%,
LOC PNC Bank, VRDN (b)   1,200,000  1,200,000
Memphis-Shelby County Airport Auth., 4.20% 8/18/95,
LOC Canadian Imperial Bank, CP (b)   1,000,000  1,000,000
Morristown Ind. Dev., VRDN (b):
 (Lakeway Container Inc. Proj.) Series 1993, 3.75%, LOC First Tennessee
Bank   2,300,000  2,300,000
 (Tuff Torq Corp. Proj.) Series 1989, 3.75%, LOC Bank of Tokyo   1,450,000
1,450,000
Tennessee Hsg. Dev. Agcy. Participating VRDN, Series PT-59B, 4.05%
(Liquidity Facility Credit Suisse) (b) (c)   1,000,000  1,000,000
Trenton Ind. Dev. Rev. (Dyersburg Fabrics Inc.) Series 1990, 4%,
LOC Trust Company Bank of Georgia, VRDN (b)   685,000  685,000
   7,635,000
(c)MUNICIPAL SECURITIES (A) - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
TEXAS - 7.9%
Brazos River Harbor Navigation Dist. of Brazoria County Rev. Bonds (b):
 (Dow Chemical Proj.):
  Series 1988:
   3.60%, tender 10/10/95  $ 1,000,000 $ 1,000,000
   3.85%, tender 10/23/95   2,230,000  2,230,000
  Series 1992, 4.15%, tender 8/14/95   1,000,000  1,000,000
Greater East Texas Higher Ed. Auth. Student Loan Rev., Series 1988 A, 4%,
(AMBAC Insured) (BPA Citibank) VRDN (b)   1,000,000  1,000,000
Gulf Coast Waste Disp. Auth. (Amoco Oil Co. Proj.) 4%, VRDN (b)   1,100,000
1,100,000
North Texas Higher Ed. Auth. Student Loan Rev. Series 1993 A, 3.90%,
LOC SLMA,VRDN (b)   800,000  800,000
Texas Gen. Oblig. TRAN Series 1994, 5% 8/31/95   2,000,000  2,000,414
Travis County Hsg. Fin. Corp. Multi-Family Hsg. Rev. (Primecrest Ltd. Proj.) VRDN (b):
 Series 1990 A, 3.95%, LOC ABN AMRO Bank   300,000  300,000
 Series 1990 B, 3.95%, LOC ABN AMRO Bank   200,000  200,000
   9,630,414
UTAH - 0.9%
Castle Dale Ind. Dev. Rev. Rfdg. Bonds (Safeway Inc. Proj.) Series 1992,
4.90%,
tender 8/1/95, LOC Bankers Trust Co.   1,150,000  1,150,000
VIRGINIA - 2.6%
Mecklenburg County Ind. Auth. (American Bldgs. Co. Proj.) 4.15%,
LOC Lasalle Nat'l. Bank, VRDN (b)   1,700,000  1,700,000
Virginia Hsg. Dev. Auth. Participating VRDN, Series PA-80B, 4%
(Liquidity Facility Merrill Lynch) (b) (c)   1,480,000  1,480,000
   3,180,000
WASHINGTON - 7.6%
Algona Econ. Dev. Corp. Ind. Rev. (Aitchison Family Partnership) Series 1992, 4.05%,
LOC Wells Fargo Bank, VRDN (b)   2,710,000  2,710,000
Port Angeles Ind. Dev. Corp. (Daishowa America Proj.) Series 1991, 4.30%,
LOC Industrial Bank of Japan, VRDN (b)   200,000  200,000
Port of Grays Harbor Solid Waste Fac. Rev. (Pacific Veneer, Weyerhaeuser
Co.)
Series 1993, 4.05%, VRDN (b)   2,500,000  2,500,000
Port Longview Ind. Dev. Corp. Solid Waste Disp. Rev. (Weyerhaeuser Co.
Proj.)
Series 1993, 4.05%, VRDN   2,000,000  2,000,000
Washington Commty. Econ. Revitalization Rev. (Sanken USA) Series 1988-1,
4.15%,
LOC Industrial Bank of Japan, VRDN (b)   1,540,000  1,540,000
Washington Hsg. Fin. Comm. Bonds, 4.10%, tender 6/1/96 (FGIC Insured) (b) 400,000 400,000
   9,350,000
WEST VIRGINIA - 3.2%
Marion County Solid Waste Disp. Rev. (Grant Town Cogeneration Proj.)
Series 1990 C, 3.95%, LOC Nat'l. Westminster Bank, VRDN (b)   1,000,000
1,000,000
West Virginia Pub. Energy Auth. Energy Rev. Bonds (Morgantown Energy Assoc.) 3.40%,
tender 9/7/95, LOC Swiss Bank (b)   1,400,000  1,400,000
Wood County Ind. Dev. Rev. (AGA Gas Inc. Proj.) Series 1988, 4.05%,
LOC Svenska Handelsbanken, VRDN (b)   1,500,000  1,500,000
   3,900,000
(c)MUNICIPAL SECURITIES (A) - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
WISCONSIN - 2.3%
Appleton Ind. Dev. Rev. (Pensar Corp. Proj.) Series 1993, 4.10%
LOC Bank One, Milwaukee, VRDN (b)  $ 1,080,000 $ 1,080,000
Racine Ind. Dev. Rev. (Burlington Graphic Sys.) Series 1994, 4.10%,
LOC Bank One, Milwaukee, VRDN (b)   1,780,000  1,780,000
   2,860,000
WYOMING - 1.2%
Sweetwater County Env. Improvement Rev. Bonds (Pacific Proj.) Series 1990 A, 3.85%,
tender 8/14/95, LOC Nat'l. Westminster Bank   1,400,000  1,400,000
TOTAL INVESTMENTS - 100%  $ 122,323,262
Total Cost for Income Tax Purposes  $ 122,323,262

SECURITY TYPE ABBREVIATIONS
CP - Commercial Paper
RAN - Revenue Anticipation Notes
TAN - Tax Anticipation Notes
TRAN - Tax and Revenue Anticipation Notes
VRDN - Variable Rate Demand Notes
LEGEND
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Provides evidence of ownership in one or more underlying municipal bonds.
INCOME TAX INFORMATION
At July 31, 1995, the fund had a capital loss carryforward of approximately $10,000 of which $3,000, $2,000 and $5,000 will expire on July 31, 2000,
2001 and 2002, respectively.
CAPITAL RESERVES: MUNICIPAL MONEY MARKET PORTFOLIO

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 JULY 31, 1995

227.ASSETS                                                                228.       229.

230.Investment in securities, at value - See accompanying schedule        231.       $ 122,323,262

232.Cash                                                                  233.        134,066


234.Receivable for investments sold                                       235.        900,681

236.Interest receivable                                                   237.        650,698

238.Receivable from investment adviser for expense reductions             239.        4,746

240. 241.TOTAL ASSETS                                                     242.        124,013,453

243.LIABILITIES                                                           244.       245.

246.Share transactions in process                                         $ 29,955   247.

248.Distributions payable                                                  6,952     249.

250.Accrued management fee                                                 52,578    251.

252.Other payables and accrued expenses                                    104,638   253.

254. 255.TOTAL LIABILITIES                                                256.        194,123

257.258.NET ASSETS                                                        259.       $ 123,819,330

260.Net Assets consist of:                                                261.       262.

263.Paid in capital                                                       264.       $ 123,829,350

265.Accumulated net realized gain (loss) on investments                   266.        (10,020)

267.268.NET ASSETS, for 123,829,350 shares outstanding                    269.       $ 123,819,330

270.271.NET ASSET VALUE, offering price and redemption price per share    272.        $1.00
($123,819,330 (divided by) 123,829,350 shares)


STATEMENT OF OPERATIONS

 YEAR ENDED JULY 31, 1995

273.274.INTEREST INCOME                                           275.         $ 4,638,314

276.EXPENSES                                                      277.         278.

279.Management fee                                                $ 597,379    280.

281.Transfer agent, accounting and custodian fees and expenses     202,837     282.

283.Distribution fees                                              418,166     284.

285.Non-interested trustees' compensation                          1,259       286.

287.Registration fees                                              142,525     288.

289.Audit                                                          16,817      290.


291.Legal                                                          5,012       292.


293.Miscellaneous                                                  106         294.

295. Total expenses before reductions                              1,384,101   296.

297. Expense reductions                                            (201,292)    1,182,809

298.299.NET INTEREST INCOME                                       300.          3,455,505

301.302.NET REALIZED GAIN (LOSS) ON INVESTMENTS                   303.          2,903


304.305.NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS      306.         $ 3,458,408


STATEMENT OF CHANGES IN NET ASSETS

                                                                                      YEARS ENDED JULY 31,

                                                                                      1995                   1994

307.INCREASE (DECREASE) IN NET ASSETS

308.Operations                                                                        $ 3,455,505            $ 2,358,367
Net interest income

309. Net realized gain (loss)                                                          2,903                  (4,997)

310.                                                                                   3,458,408              2,353,370
311.NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS

312.Distributions to shareholders from net interest income                             (3,455,505)            (2,358,367)

313.Share transactions at net asset value of $1.00 per share                           442,429,728            502,816,505
Proceeds from sales of shares

314. Reinvestment of distributions from net interest income                            3,324,065              2,273,420

315. Cost of shares redeemed                                                           (438,434,489)          (504,861,716)

316.317.                                                                               7,319,304              228,209
NET INCREASE (DECREASE) IN NET ASSETS AND SHARES RESULTING FROM SHARE TRANSACTIONS

318.                                                                                   7,322,207              223,212
319.TOTAL INCREASE (DECREASE) IN NET ASSETS

320.NET ASSETS                                                                        321.                   322.

323. Beginning of period                                                               116,497,123            116,273,911

324. End of period                                                                    $ 123,819,330          $ 116,497,123


FINANCIAL HIGHLIGHTS



325.                                       YEARS ENDED JULY 31,                                      NOVEMBER 29, 1990
                                                                                                   (COMMENCEMENT
                                                                                                   OF OPERATIONS) TO
                                                                                                  JULY 31,

326.                                       1995                   1994        1993        1992       1991

327.SELECTED PER-SHARE DATA

328.Net asset value, beginning of period   $ 1.000                $ 1.000     $ 1.000     $ 1.000                        $ 1.000

329.Income from Investment Operations       .029                   .018        .019        .031                           .028
Net interest income

330.Less Distributions                     (.029)                 (.018)      (.019)      (.031)                         (.028)
From net interest income

331.Net asset value, end of period         $ 1.000                $ 1.000     $ 1.000     $ 1.000                        $ 1.000

332.TOTAL RETURN B, C                       2.94%                  1.80%       1.96%       3.14%                          2.82%

333.RATIOS AND SUPPLEMENTAL DATA

334.Net assets, end of period (000 omitted)$ 123,819              $ 116,497   $ 116,274   $ 68,497                       $ 19,578

335.Ratio of expenses to average net assets .99%                   .98%        .95%        .95%                           .95%A

336.Ratio of expenses to average net assets
before                                      1.16%                  1.04%       1.23%       1.40%                          2.63%A
expense reductions

337.Ratio of net interest income to
average net assets                          2.89%                  1.78%       1.92%       2.89%                          3.97%A


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
NOTES TO FINANCIAL STATEMENTS
For the period ended July 31, 1995


1. SIGNIFICANT ACCOUNTING POLICIES.
Capital Reserves: Money Market Portfolio, U.S. Government Portfolio and Municipal Money Market Portfolio (the funds) are funds of Daily Money Fund(the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. Each fund is authorized to issue an unlimited number of shares. The following summarizes the significant accounting policies of the funds:
SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. For the Municipal Money Market fund, accretion of market discount represents unrealized gain until realized at the time of a security disposition or maturity.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the funds, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase, and are collateralized by U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The funds, through their custodian, receive delivery of the underlying U.S. Treasury or Federal Agency Securities, the market value of which is required to be at least equal to the repurchase price. For term repurchase agreement transactions, the underlying securities are marked-to-market daily and maintained at a value at least equal to the repurchase price. The funds' investment adviser, FMR, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
REVERSE REPURCHASE AGREEMENTS. At all times that a reverse repurchase agreement is outstanding, the fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement.
RESTRICTED SECURITIES. The Money Market and Municipal Money Market funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $24,998,078 or 2.6% of net assets for the
Money Market fund.
3. JOINT TRADING ACCOUNT.
At the end of the period, the U.S. Government fund had 20% or more of its total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FMR. The maturity
3. JOINT TRADING ACCOUNT - CONTINUED
values of the joint trading account investments having variable rates are calculated based on the rate at period end. The maturity values of the joint trading account investments were $123,019,892 at 5.82% and $25,129,071 at 5.83% . The investments in repurchase agreements through the joint trading account are summarized as follows:
SUMMARY OF JOINT TRADING
DATED JULY 31, 1995, DUE AUGUST 1, 1995 AT 5.82%
Number of dealers or banks 13
Maximum amount with one dealer or bank 33.7%
Aggregate principal amount of agreements $4,742,000,000
Aggregate maturity amount of agreements $4,742,766,902
Aggregate market value of collateral $4,842,463,694
Coupon rates of collateral 0% to 14.25%
Maturity dates of collateral 8/10/95 to 2/15/25
DATED JULY 31, 1995, DUE AUGUST 1, 1995 AT 5.83%
Number of dealers or banks 5
Maximum amount with one dealer or bank 34.5%
Aggregate principal amount of agreements $580,000,000
Aggregate maturity amount of agreements $580,093,981
Aggregate market value of collateral $592,014,958
Coupon rates of collateral 0% to 14.25%
Maturity dates of collateral 8/10/95 to 2/15/25

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As each fund's investment adviser, FMR receives a fee that is computed daily at an annual rate of .50% of the fund's average net assets.
SUB-ADVISER FEE. As each fund's investment sub-adviser, FMR Texas Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fees are paid prior to any voluntary expense reimbursements which may be in effect, and after reducing the fee for any payments by FMR pursuant to each fund's Distribution and Service Plan.
DISTRIBUTION AND SERVICE PLAN. Pursuant to the Distribution and Service Plans (the Plans), and in accordance with Rule 12b-1 of the 1940 Act, each fund is authorized to pay its distributor, National Financial Services Corporation (the Distributor), an affiliate of FMR, a monthly distribution fee at an annual rate of .35% of its average net assets. The Distributor may pay all or a portion of the fee to securities dealers or banks (Qualified Recipients) that have selling agreements with each fund. In addition, FMR may use its resources to pay Qualified Recipients who provide shareholder support or distribution services at a maximum annual rate of up to .25% of each fund's average net assets. Qualified Recipients, including the Distributor acting in the capacity of a Qualified Recipient, may at their discretion, retain any portion of their compensation and reallocate the balance to their correspondents. For the period, FMR made payments under the Plans in the amount of $1,895,583, $607,170 and $304,074 for the Money Market, U.S. Government and
4. FEES AND OTHER TRANSACTIONS WITH
AFFILIATES - CONTINUED
DISTRIBUTION AND SERVICE PLAN - CONTINUED
Municipal Money Market funds, respectively. Of the fees paid by the funds and FMR for the period, the Distributor has reallocated to third parties $3,743,100, $1,401,924 and $575,257 for the Money Market, U.S. Government and Municipal Money Market funds, respectively.
TRANSFER AGENT AND ACCOUNTING FEES. Fidelity Investments Institutional Operations Company (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for the Money Market and U.S. Government funds. UMB Bank n.a. (UMB) is the custodian and transfer and shareholder servicing agent for the Municipal Money Market fund. UMB has entered into a sub-contract with FIIOC to perform the activities associated with the Municipal Money Market fund's transfer and shareholder servicing agent functions. During the period August 1, 1994 to December 31, 1994, FIIOC received fees based on the type, size, number of accounts and the number of transactions made by shareholders. Effective January 1, 1995, the Board of Trustees approved a revised transfer agent contract pursuant to which FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, FIIOC received transfer and shareholder servicing agent fees amounting to $158,296 for the Municipal Money Market fund.
Fidelity Service Co. (FSC), an affiliate of FMR, maintains the accounting records for the Money Market and U.S. Government funds. UMB also has a sub-contract with FSC to maintain the Municipal Money Market fund's accounting records. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses. For the period, FSC received accounting fees amounting to $27,568 for the Municipal Money Market fund.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse the funds' operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of .99% of average net assets. For the period, the reimbursement reduced expenses by $1,260,394, $281,298 and $201,292 for the Money Market, U.S. Government and Municipal Money Market funds, respectively.
6. BENEFICIAL INTEREST.
At the end of the period, one shareholder was record owner of 10% or more of the total outstanding shares of the U.S. Government fund.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Shareholders and Trustees of Daily Money Fund:
 Capital Reserves: Money Market Portfolio
 Capital Reserves: U.S. Government Portfolio
 Capital Reserves: Municipal Money Market Portfolio
We have audited the accompanying statements of assets and liabilities of Daily Money Fund: Capital Reserves: Money Market Portfolio, Capital
Reserves: U.S. Government Portfolio and Capital Reserves: Municipal Money Market Portfolio, including the schedules of portfolio investments, as of July 31, 1995 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years then ended and for the period October 23, 1990 (Commencement of Operations) to July 31, 1991 for the Money Market and U.S. Government Portfolios and November 29, 1990 (Commencement of Operations) to July 31, 1991 for the Municipal Money Market Portfolio. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Daily Money Fund: Capital Reserves: Money Market Portfolio, Capital
Reserves: U.S. Government Portfolio and Capital Reserves: Municipal Money Market Portfolio as of July 31, 1995, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the four years then ended and for the period October 23, 1990 (Commencement of Operations) to July 31, 1991 for the Money Market and U.S. Government Portfolios and November 29, 1990 (Commencement of Operations) to July 31, 1991 for the Municipal Money Market Portfolio, in conformity with generally accepted accounting principles.

 COOPERS & LYBRAND L.L.P.
Dallas, Texas
August 24, 1995














Page 30
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DO NOT STRIP-IN THIS NOTE













Page 31
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DO NOT STRIP-IN THIS NOTE

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
SUB-ADVISER
FMR Texas Inc.
Irving, TX
OFFICERS
Edward C. Johnson 3d, PRESIDENT
J. Gary Burkhead, SENIOR VICE PRESIDENT
Leland Barron, VICE PRESIDENT
Fred L. Henning, Jr., VICE PRESIDENT
Burnell Stehman, VICE PRESIDENT
John Todd, VICE PRESIDENT
Deborah F. Watson, VICE PRESIDENT
Sarah H. Zenoble, VICE PRESIDENT
Arthur S. Loring, SECRETARY
Kenneth A. Rathgeber, TREASURER
Thomas D. Maher, ASSISTANT VICE PRESIDENT
Michael D. Conway, ASSISTANT TREASURER
John H. Costello, ASSISTANT TREASURER
Leonard M. Rush, ASSISTANT TREASURER
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox*
Phyllis Burke Davis*
Richard J. Flynn*
Edward C. Johnson 3d
E. Bradley Jones*
Donald J. Kirk*
Peter S. Lynch
Edward H. Malone*
Marvin L. Mann*
Gerald C. McDonough*
Thomas R. Williams*
GENERAL DISTRIBUTOR
National Financial Services Corporation
Boston, MA
TRANSFER AND
SHAREHOLDER
SERVICING AGENTS
Fidelity Investments Institutional Operations Company
Boston, MA
UMB Bank, n.a.
Kansas City, MO
CUSTODIANS
Morgan Guaranty Trust Company of New York
New York, NY
UMB Bank, n.a. (MUNICIPAL MONEY MARKET PORTFOLIO)
Kansas City, MO
* INDEPENDENT TRUSTEES


(registered trademark)
DAILY MONEY
FUND



ANNUAL REPORT
JULY 31, 1995
CAPR-ANN-0995
3346
CHECK PAGE NUMBERS !!!

CONTENTS


SCHEDULES OF INVESTMENTS & FINANCIAL STATEMENTS

 DAILY MONEY FUND:

  MONEY MARKET PORTFOLIO                          3

  U.S. TREASURY PORTFOLIO                         10

NOTES TO THE FINANCIAL STATEMENTS                 16

REPORTS OF INDEPENDENT ACCOUNTANTS                20


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE
FUNDS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY
AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION.
SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT
TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A FREE PROSPECTUS. READ
IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
DAILY MONEY FUND: MONEY MARKET PORTFOLIO

INVESTMENTS JULY 31, 1995

Showing Percentage of Total Value of Investments


(c)BANKERS' ACCEPTANCES - 0.2%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
NEW YORK BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 0.2%
Royal Bank of Canada
8/1/95 6.03% $ 5,000,000 $ 5,000,000
(c)CERTIFICATES OF DEPOSIT - 31.3%
CHICAGO BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 0.7%
ABN-AMRO Bank
9/11/95 6.00  15,000,000  15,000,000
NEW YORK BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 19.3%
Banque Nationale de Paris
10/31/95 5.75  15,000,000  15,000,747
Bayerische Hypotheken-und Weschel
11/8/95 6.03  5,000,000  5,000,626
11/9/95 6.05  25,000,000  25,001,348
11/2/95 5.75  25,000,000  25,000,637
Bayerische Landesbank Girozentrale
10/23/95 5.75  25,000,000  25,000,000
Bayerische Vereinsbank A.G.
8/15/95 5.75  25,000,000  25,000,000
Canadian Imperial Bank of Commerce
8/16/95 6.04  25,000,000  25,000,000
9/29/95 5.90  15,000,000  15,000,000
10/23/95 5.75  6,000,000  6,000,000
Credit Suisse
8/14/95 5.75  25,000,000  25,000,000
Dai-Ichi Kangyo Bank, Ltd.
8/1/95 6.02  10,000,000  10,000,000
Dresdner Bank, A.G.
9/12/95 5.75  20,000,000  20,000,000
9/14/95 5.75  20,000,000  20,000,000
10/16/95 5.75  5,000,000  5,000,000
Industrial Bank of Japan, Ltd.
8/7/95 6.03  3,000,000  3,000,024
National Westminster Bank, PLC
10/31/95 6.00  25,000,000  25,003,865
Rabobank Nederland, N.V.
11/21/95 5.75  10,000,000  10,000,000
Societe Generale
8/3/95 6.00  25,000,000  25,000,000
8/14/95 6.02  15,000,000  15,000,000
8/21/95 6.00  35,000,000  35,000,000
11/27/95 5.75  5,000,000  5,000,000
Sumitomo Bank, Ltd.
8/7/95 6.01  10,000,000  10,000,000
Swiss Bank Corp.
10/17/95 5.73  35,000,000  35,000,000
(c)CERTIFICATES OF DEPOSIT - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
NEW YORK BRANCH, YANKEE DOLLAR, FOREIGN BANKS - CONTINUED
Westdeutsche Landesbank
10/19/95 5.75% $ 6,000,000 $ 6,000,000
   415,007,247
LONDON BRANCH, EURODOLLAR, DOMESTIC BANKS - 0.5%
Bank of America National Trust & Savings Assoc.
9/29/95 5.91  10,000,000  10,000,000
LONDON BRANCH, EURODOLLAR, FOREIGN BANKS - 10.1%
Abbey National (UK), PLC
10/20/95 5.75  30,000,000  30,001,314
ABN-AMRO Bank
9/27/95 6.26  10,000,000  10,000,789
Bayerische Hypotheken-und Weschel
9/20/95 5.95  15,000,000  14,999,960
National Westminster Bank, PLC
8/8/95 5.95  62,000,000  61,999,071
11/28/95 5.75  15,000,000  15,000,486
Toronto-Dominion Bank
10/10/95 6.02  35,000,000  35,003,251
10/24/95 5.76  5,000,000  5,000,000
Westdeutsche Landesbank
11/1/95 5.75  37,000,000  37,000,848
Westpac Banking Corp.
9/7/95 5.95  10,000,000  9,998,433
   219,004,152
PORTLAND BRANCH, EURODOLLAR, FOREIGN BANKS - 0.7%
Bank of Nova Scotia
8/1/95 6.00  15,000,000  15,000,000
TOTAL CERTIFICATES OF DEPOSIT   674,011,399
(c)COMMERCIAL PAPER - 53.1%

ABN-AMRO North America Finance, Inc.
8/10/95 6.26  14,250,000  14,228,269
9/11/95 5.90  25,000,000  24,834,007
Abbey National Treasury Services
8/21/95 6.04  10,000,000  9,966,944
Associates Corp. of North America
8/4/95 5.99  2,000,000  1,999,010
8/4/95 6.03  25,000,000  24,987,625
8/7/95 6.02  5,000,000  4,995,058
11/2/95 6.02  5,000,000  4,924,438
Banc One Corp.
8/31/95 5.96  25,000,000  24,877,083
9/22/95 5.99  10,000,000  9,914,779
(c)COMMERCIAL PAPER - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
Bank of Montreal
10/30/95 5.75% $ 10,000,000 $ 9,858,550
Bank of Nova Scotia
8/1/95 5.94  5,000,000  5,000,000
CIESCO, L.P.
8/18/95 5.96  10,000,000  9,972,044
10/12/95 5.75  4,000,000  3,954,640
Caisse Nationale des Telecommunications
8/15/95 6.04  11,470,000  11,443,460
Canadian Wheat Board
8/4/95 6.44  9,450,000  9,445,078
8/16/95 6.40  15,000,000  14,961,250
Citizens Utilities Company
9/8/95 5.94  18,750,000  18,634,219
Commerzbank U.S. Finance, Inc.
8/21/95 6.40  3,100,000  3,089,322
9/12/95 5.97  4,130,000  4,101,668
9/13/95 5.77  45,000,000  44,693,088
9/25/95 5.89  45,000,000  44,601,250
10/10/95 5.82  5,000,000  4,944,486
Commonwealth Bank of Australia
8/21/95 5.76  15,000,000  14,952,250
Dean Witter, Discover & Co.
8/22/95 5.76  17,000,000  16,943,178
Den Danske Corp., Inc.
10/19/95 5.77  8,000,000  7,900,109
Dresdner Bank, A.G.
8/11/95 5.79  25,000,000  24,960,000
du Pont (E.I.) de Nemours & Co.
8/30/95 6.00  25,000,000  24,881,181
9/20/95 5.94  25,000,000  24,797,569
Eiger Capital Corp.
8/9/95 5.98  30,000,000  29,960,333
Exxon Imperial U.S.
8/18/95 6.00  8,780,000  8,755,331
8/21/95 6.00  2,000,000  1,993,389
9/6/95 5.75  38,109,000  37,891,779
9/7/95 5.84  30,000,000  29,822,708
10/19/95 5.75  15,000,000  14,813,363
11/9/95 6.03  12,135,000  11,937,806
Ford Motor Credit Corp.
9/18/95 5.95  35,000,000  34,726,533
9/29/95 5.78  22,925,000  22,710,842
Generale Bank
10/17/95 6.07  25,000,000  24,683,444
General Electric Capital Corp.
8/1/95 6.09 (a)  40,000,000  40,000,000
8/3/95 6.02  20,000,000  19,993,411
9/19/95 5.85  10,000,000  9,921,736
(c)
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
General Electric Capital Services Inc.
9/15/95 5.80% $ 15,000,000 $ 14,893,125
General Electric Corp.
9/27/95 6.25  30,000,000  29,711,675
Golden Peanut Co.
9/8/95 5.90  17,000,000  16,895,204
Government of Canada
9/7/95 6.15  20,000,000  19,876,667
H.J. Heinz Co.
8/10/95 6.00  12,100,000  12,081,971
Hewlett-Packard Co.
9/12/95 5.94  4,515,000  4,484,238
International Nederlanden U.S. Funding Corp.
8/28/95 6.35  10,000,000  9,953,875
MetLife Funding Corp.
8/15/95 6.00  27,442,000  27,378,502
9/5/95 5.92  20,000,000  19,886,250
Morgan Stanley Group, Inc.
8/7/95 6.01  30,000,000  29,970,300
National Rural Util. Coop. Fin. Corp.
9/15/95 5.99  10,000,000  9,926,250
New Center Asset Trust
8/15/95 5.79  13,000,000  12,970,829
New South Wales Treasury Corp.
8/16/95 6.40  5,000,000  4,987,083
8/17/95 6.43  10,000,000  9,972,311
Norwest Corp.
8/29/95 6.01  8,000,000  7,963,164
9/6/95 6.01  20,000,000  19,881,800
11/21/95 5.77  3,000,000  2,947,173
11/27/95 5.77  15,000,000  14,721,717
Norwest Financial
9/11/95 6.06  23,000,000  22,844,405
Northern States Power Co.
8/4/95 6.01  33,000,000  32,983,665
Toronto Dominion Holdings USA, Inc.
8/15/95 6.40  25,000,000  24,939,722
9/29/95 5.90  25,000,000  24,761,951
U.S. West Communications
9/14/95 5.93  16,500,000  16,382,025
United Parcel Service
9/8/95 5.95  15,000,000  14,907,375
Wool International
8/16/95 6.40  30,000,000  29,922,500
TOTAL COMMERCIAL PAPER   1,142,315,007
(c)FEDERAL AGENCIES - 1.6%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
FEDERAL FARM CREDIT BANK - AGENCY COUPONS - 0.7%
8/1/95 5.92% (a) $ 14,000,000 $ 13,993,389
FEDERAL NATIONAL MORTGAGE ASSOC. - DISCOUNT NOTES - 0.9%
8/14/95 6.40  20,000,000  19,955,222
TOTAL FEDERAL AGENCIES   33,948,611
(c)BANK NOTES - 3.6%

First Bank N.A. - Minnesota
8/7/95 6.00  25,000,000  25,000,000
First Union National Bank of North Carolina
11/13/95 5.75  13,000,000  13,000,000
Wachovia Bank of North Carolina, N.A.
8/25/95 5.92  40,000,000  40,000,768
TOTAL BANK NOTES   78,000,768
(c)MEDIUM-TERM NOTES (A) - 2.3%

Exxon Shipping Co.
8/1/95 6.08  25,000,000  25,000,000
General Electric Capital Corp.
8/1/95 6.00  25,000,000  24,995,555
TOTAL MEDIUM-TERM NOTES   49,995,555
(c)SHORT-TERM NOTES (A) (B) - 2.6%

CSA Funding - A
8/7/95 5.87  10,000,000  10,000,000
CSA Funding - B
8/7/95 5.87  22,000,000  22,000,000
CSA Funding - C
8/7/95 5.87  23,000,000  23,000,000
TOTAL SHORT-TERM NOTES   55,000,000
(c)TIME DEPOSITS - 3.0%

Deutsche Bank, A.G.
8/1/95 5.88  65,000,000  65,000,000
(c)MUNICIPAL SECURITIES (A) - 0.7%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
Illinois Student Assistance Commission
8/2/95 5.94% $ 10,000,000 $ 10,000,000
New Orleans Aviation Board (MBIA Insured)
8/2/95 6.02   5,500,000  5,500,000
TOTAL MUNICIPAL SECURITIES   15,500,000
(c)REPURCHASE AGREEMENTS - 1.6%
 MATURITY
 AMOUNT
In a joint trading account
 (U.S. Treasury Obligations)
 dated 7/31/95 due 8/1/95:
  At 5.83%  $ 34,760,632  34,755,000
TOTAL INVESTMENTS - 100%  $ 2,153,526,340
Total Cost for Income Tax Purposes  $ 2,153,526,340


LEGEND
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.
(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements). Additional information on each holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST
CSA Funding - A 10/28/93 $ 10,000,000
CSA Funding - B 10/28/93 $ 22,000,000
CSA Funding - C 10/28/93 $ 23,000,000
INCOME TAX INFORMATION
At July 31, 1995, the fund had a capital loss carryforward of approximately $774,000 of which $30,000, $35,000, $125,000 and $584,000 will expire on
July 31, 2000, 2001, 2002 and 2003, respectively.
For the period ended July 31, 1995, approximately 2% of the fund's dividends to shareholders was derived from interest on U.S. Government obligations.
DAILY MONEY FUND: MONEY MARKET PORTFOLIO

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 JULY 31, 1995

7.ASSETS                                                                                    8.             9.

10.Investment in securities, at value (including repurchase agreements of $34,755,000) -    11.            $ 2,153,526,340
See accompanying schedule

12.Cash                                                                                     13.             3,854,819


14.Receivable for investments sold                                                          15.             3,800,000

16.Interest receivable                                                                      17.             5,480,990

18.Receivable from investment adviser for expense reductions                                19.             246,600

20. 21.TOTAL ASSETS                                                                         22.             2,166,908,749

23.LIABILITIES                                                                              24.            25.

26.Payable for investments purchased                                                        $ 25,000,637   27.

28.Distributions payable                                                                     1,010,703     29.

30.Accrued management fee                                                                    882,354       31.

32.Other payables and accrued expenses                                                       625,843       33.

34. 35.TOTAL LIABILITIES                                                                    36.             27,519,537

37.38.NET ASSETS                                                                            39.            $ 2,139,389,212

40.Net Assets consist of:                                                                   41.            42.

43.Paid in capital                                                                          44.            $ 2,140,162,843

45.Accumulated net realized gain (loss) on investments                                      46.             (773,631)

47.48.NET ASSETS, for 2,140,162,843 shares outstanding                                      49.            $ 2,139,389,212

50.51.NET ASSET VALUE, offering price and redemption price per share                        52.             $1.00
($2,139,389,212 (divided by) 2,140,162,843 shares)


STATEMENT OF OPERATIONS

 YEAR ENDED JULY 31, 1995

53.54.INTEREST INCOME                                         55.            $ 106,285,814

56.EXPENSES                                                   57.            58.

59.Management fee                                             $ 9,232,796    60.

61.Transfer agent fees                                         5,094,304     62.

63.Accounting fees and expenses                                188,697       64.

65.Non-interested trustees' compensation                       28,984        66.

67.Custodian fees and expenses                                 94,819        68.

69.Registration fees                                           188,623       70.

71.Audit                                                       34,150        72.


73.Legal                                                       19,405        74.


75.Reports to shareholders                                     873           76.

77.Miscellaneous                                               15,281        78.

79. Total expenses before reductions                           14,897,932    80.

81. Expense reductions                                         (2,895,313)    12,002,619

82.83.NET INTEREST INCOME                                     84.             94,283,195

85.86.NET REALIZED GAIN (LOSS) ON INVESTMENTS                 87.             (583,736)


88.89.NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    90.            $ 93,699,459


STATEMENT OF CHANGES IN NET ASSETS

                                                                                      YEARS ENDED JULY 31,

                                                                                      1995                   1994

91.INCREASE (DECREASE) IN NET ASSETS

92.Operations                                                                         $ 94,283,195           $ 44,783,808
Net interest income

93. Net realized gain (loss)                                                           (583,736)              (124,844)

94. 95.NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 93,699,459             44,658,964

96.Distributions to shareholders from net interest income                              (94,283,195)           (44,783,808)

97.Share transactions at net asset value of $1.00 per share                            9,812,791,289          9,151,729,228
Proceeds from sales of shares

98. Reinvestment of distributions from net interest income                             85,047,974             37,385,748

99. Cost of shares redeemed                                                            (9,282,734,518)        (9,115,524,819)

100.101.                                                                               615,104,745            73,590,157
NET INCREASE (DECREASE) IN NET ASSETS AND SHARES RESULTING FROM SHARE TRANSACTIONS

102.                                                                                   614,521,009            73,465,313
103.TOTAL INCREASE (DECREASE) IN NET ASSETS

104.NET ASSETS                                                                        105.                   106.

107. Beginning of period                                                               1,524,868,203          1,451,402,890

108. End of period                                                                    $ 2,139,389,212        $ 1,524,868,203


FINANCIAL HIGHLIGHTS



109.                                                 YEARS ENDED JULY 31,

110.                                                 1995                   1994          1993          1992          1991

111.SELECTED PER-SHARE DATA

112.Net asset value, beginning of period             $ 1.000                $ 1.000       $ 1.000       $ 1.000       $ 1.000

113.Income from Investment Operations                 .050                   .029          .028          .041          .067
Net interest income

114.Less Distributions                                (.050)                 (.029)        (.028)        (.041)        (.067)
From net interest income

115.Net asset value, end of period                   $ 1.000                $ 1.000       $ 1.000       $ 1.000       $ 1.000

116.TOTAL RETURN A                                    5.16                   2.98          2.82          4.21          6.90
                                                     %                      %             %             %             %

117.RATIOS AND SUPPLEMENTAL DATA

118.Net assets, end of period (000 omitted)          $ 2,139,389            $ 1,524,868   $ 1,451,403   $ 1,531,364   $ 1,714,108

119.Ratio of expenses to average net assets           .65                    .65           .61           .59           .60
                                                     %                      %             %             %             %

120.Ratio of expenses to average net assets before    .81                    .74           .61           .59           .60
expense reductions                                   %                      %             %             %             %

121.Ratio of net interest income to average net
assets                                                5.11                   2.96          2.76          4.19          6.61
                                                     %                      %             %             %             %


A TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
DAILY MONEY FUND: U.S. TREASURY PORTFOLIO

INVESTMENTS JULY 31, 1995

Showing Percentage of Total Value of Investments


(c)U.S. TREASURY OBLIGATIONS - 23.5%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)

U.S. TREASURY BILLS - 10.2%
8/10/95 6.29% $ 65,000,000 $ 64,900,875
8/24/95 5.48  59,000,000  58,803,989
8/31/95 6.19  65,000,000  64,675,000
   188,379,864
U.S. TREASURY NOTES - 13.3%
1/31/96 5.71  15,000,000  14,863,208
1/31/96 5.90  20,000,000  19,800,298
2/15/96 5.83  10,000,000  10,094,660
2/15/96 5.84  7,000,000  7,065,699
2/15/96 5.88  4,000,000  3,970,337
2/15/96 6.18  31,000,000  30,725,510
2/15/96 6.21  45,000,000  44,601,593
2/29/96 5.52  16,000,000  15,905,203
2/29/96 5.60  10,000,000  9,934,960
4/15/96 5.51  21,000,000  21,519,283
4/15/96 5.59  25,000,000  25,603,985
4/30/96 5.65  40,000,000  39,911,324
   243,996,060
TOTAL U.S. TREASURY OBLIGATIONS   432,375,924
(c)REPURCHASE AGREEMENTS - 76.5%
 MATURITY
 AMOUNT
With First Boston Corporation:
 At 5.78%, dated 6/5/95 due 8/4/95:
  U.S. Treasury Obligations
  (principal amount $23,663,000)
  7/25/96  $ 22,211,933 $ 22,000,000
With Merrill Lynch Government Securities, Inc.:
 At 5.80% (a), dated 5/11/95 due 9/8/95:
  U.S. Treasury Obligations
  (principal amount $23,605,000)
  7.75% to 9.875%,
  12/31/99 to 11/15/15   24,810,573 (b) 24,340,000
 At 5.8375% (a),
 dated 5/19/95 due 9/29/95:
  U.S. Treasury Obligations
  (principal amount $24,100,000)
  8.125% to 11.25%,
 2/15/15 to 8/15/19   27,582,291 (b) 27,000,000
In a joint trading account
 (U.S. Treasury Obligations)
 dated 7/31/95 due 8/1/95
 (Notes 2 and 3):
  At 5.82%   1,279,206,847  1,279,000,000
 At 5.83%   53,746,707  53,738,000
TOTAL REPURCHASE AGREEMENTS   1,406,078,000
TOTAL INVESTMENTS - 100%  $ 1,838,453,924
Total Cost for Income Tax Purposes  $ 1,838,453,924

LEGEND
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.
(b) For financial statement purposes, the maturity amount is calculated based on the rate at period end.
INCOME TAX INFORMATION
At July 31, 1995 the fund had a capital loss carryforward of approximately $476,000 of which $15,000 and $461,000 will expire on July 31, 2001 and
2002, respectively.
For the period ended July 31, 1995, approximately 28% of the fund's dividends to shareholders was derived from interest on U.S. Government obligations.
DAILY MONEY FUND: U.S. TREASURY PORTFOLIO

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 JULY 31, 1995

122.ASSETS                                                                                      123.          124.

125.Investment in securities, at value (including repurchase agreements of $1,406,078,000) -    126.          $ 1,838,453,924
See accompanying schedule

127.Cash                                                                                        128.           1,259


129.Interest receivable                                                                         130.           5,736,505

131.Receivable from investment adviser for expense reductions                                   132.           87,604

133. 134.TOTAL ASSETS                                                                           135.           1,844,279,292

136.LIABILITIES                                                                                 137.          138.

139.Share transactions in process                                                               $ 8,757,734   140.

141.Distributions payable                                                                        3,435,216    142.

143.Accrued management fee                                                                       800,772      144.

145.Other payables and accrued expenses                                                          434,537      146.

147. 148.TOTAL LIABILITIES                                                                      149.           13,428,259

150.151.NET ASSETS                                                                              152.          $ 1,830,851,033

153.Net Assets consist of:                                                                      154.          155.

156.Paid in capital                                                                             157.          $ 1,831,276,830

158.Accumulated net realized gain (loss) on investments                                         159.           (425,797)

160.161.NET ASSETS                                                                              162.          $ 1,830,851,033

163.164.INITIAL CLASS:                                                                          166.           $1.00
165.NET ASSET VALUE, offering price and redemption price per share
($1,827,696,737 (divided by) 1,828,121,801 shares)

167.CLASS B:                                                                                    169.           $1.00
168.NET ASSET VALUE, offering price and redemption price per share
($3,154,296 (divided by) 3,155,029 shares)


STATEMENT OF OPERATIONS

 YEAR ENDED JULY 31, 1995

170.171.INTEREST INCOME                                         172.          $ 108,425,162

173.EXPENSES                                                    174.          175.

176.Management fee                                              $ 9,784,211   177.

178.Transfer agent fees                                          2,435,547    179.
Initial Class

180. Class B                                                     28,380       181.

182.Distribution fees - Class B                                  33,311       183.

184.Accounting fees and expenses                                 196,883      185.

186.Non-interested trustees' compensation                        46,444       187.

188.Custodian fees and expenses                                  81,307       189.

190.Registration fees - Initial Class                            251,232      191.

192.Registration fees - Class B                                  37,382       193.

194.Audit                                                        42,688       195.


196.Legal                                                        18,535       197.


198.Reports to shareholders                                      748          199.

200.Miscellaneous                                                20,954       201.

202. Total expenses before reductions                            12,977,622   203.

204. Expense reductions                                          (228,240)     12,749,382

205.206.NET INTEREST INCOME                                     207.           95,675,780

208.209.NET REALIZED GAIN (LOSS) ON INVESTMENTS                 210.           29,208


211.212.NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    213.          $ 95,704,988


STATEMENT OF CHANGES IN NET ASSETS

                                                                       YEARS ENDED JULY 31,

                                                                       1995                   1994

214.INCREASE (DECREASE) IN NET ASSETS

215.Operations                                                         $ 95,675,780           $ 75,067,061
Net interest income

216. Net realized gain (loss)                                           29,208                 (460,852)

217.                                                                    95,704,988             74,606,209
218.NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS

219.Distributions to shareholders from:
Net interest income

220.                                                                    (95,473,806)           (75,066,532)
Initial Class

221.                                                                    (201,974)              (529)
Class B

222.Share transactions - net increase (decrease)                        (194,955,395)          (922,932,430)

223.                                                                    (194,926,187)          (923,393,282)
224.TOTAL INCREASE (DECREASE) IN NET ASSETS

225.NET ASSETS                                                         226.                   227.

228. Beginning of period                                                2,025,777,220          2,949,170,502

229. End of period                                                     $ 1,830,851,033        $ 2,025,777,220


FINANCIAL HIGHLIGHTS - INITIAL CLASS



230.                                                 YEARS ENDED JULY 31,

231.                                                 1995                   1994          1993          1992          1991

232.SELECTED PER-SHARE DATA

233.Net asset value, beginning of period             $ 1.000                $ 1.000       $ 1.000       $ 1.000       $ 1.000

234.Income from Investment Operations

235. Net interest income                              .049                   .029          .027          .042          .065

236.Less Distributions

237. From net interest income                         (.049)                 (.029)        (.027)        (.042)        (.065)

238.Net asset value, end of period                   $ 1.000                $ 1.000       $ 1.000       $ 1.000       $ 1.000

239.TOTAL RETURN A                                    5.02                   2.89          2.78          4.25          6.69
                                                     %                      %             %             %             %

240.RATIOS AND SUPPLEMENTAL DATA

241.Net assets, end of period (000 omitted)          $ 1,827,697            $ 2,025,149   $ 2,949,171   $ 3,093,714   $ 1,701,704

242.Ratio of expenses to average net assets           .65                    .60           .57           .59           .59
                                                     %                      %             %             %             %

243.Ratio of expenses to average net assets before    .66                    .60           .57           .59           .59
expense reductions                                   %                      %             %             %             %

244.Ratio of net interest income to average net
assets                                               4.89                   2.81          2.73          4.14          6.42
                                                     %                      %             %             %             %


A TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
FINANCIAL HIGHLIGHTS - CLASS B

                                                                         YEAR       JULY 1, 1994
                                                                         ENDED      (COMMENCEMENT
                                                                         JULY 31,   OF OPERATIONS) TO
                                                                         1995       JULY 31,
                                                                                    1994

245.SELECTED PER-SHARE DATA

246.Net asset value, beginning of period                                 $ 1.000                        $ 1.000

247.Income from Investment Operations

248. Net interest income                                                  .042                           .002

249.Less Distributions

250. From net interest income                                             (.042)                         (.002)

251.Net asset value, end of period                                       $ 1.000                        $ 1.000

252.TOTAL RETURN B, C                                                     4.28                           .25%
                                                                         %

253.RATIOS AND SUPPLEMENTAL DATA

254.Net assets, end of period (000 omitted)                              $ 3,154                        $ 628

255.Ratio of expenses to average net assets                               1.35                           1.35%
                                                                         %                              A

256.Ratio of expenses to average net assets before expense reductions     2.59                           2.52%
                                                                         %                              A

257.Ratio of net interest income to average net assets                    4.22                           3.03%
                                                                         %                              A


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE LEVIED ON CLASS B SHARE REDEMPTIONS AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
NOTES TO FINANCIAL STATEMENTS
For the period ended July 31, 1995


1. SIGNIFICANT ACCOUNTING POLICIES.
Money Market Portfolio and U.S. Treasury Portfolio(the funds) are funds of Daily Money Fund(the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. Each fund is authorized to issue an unlimited number of shares.
U.S. Treasury Portfolio offers two classes of shares, Initial Class and Class B, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of Class B shares on July 1, 1994. Interest income, realized and unrealized capital gains and losses, and the common expenses of the fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees and expenses.
The Class B shares are offered by exchange only to investors in Class B shares of certain Fidelity Advisor Funds.
The following summarizes the significant accounting policies of the funds:
SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter
M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the funds, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase, and are collateralized by U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The funds, through their custodian, receive delivery of the underlying U.S. Treasury or Federal Agency Securities, the market value of which is required to be at least equal to the repurchase price.
For term repurchase agreement transactions, the underlying securities are marked-to-market daily and maintained at a value at least equal to the repurchase price. The funds' investment adviser, FMR, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
RESTRICTED SECURITIES. The Money Market fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $55,000,000 or 2.6% of net assets.
3. JOINT TRADING ACCOUNT.
At the end of the period, the U.S. Treasury fund had 20% or more of its total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FMR. The maturity values of the joint trading account investments having variable rates are calculated based on the rate at period end. The maturity values of the joint trading account investments were $1,279,206,847 at 5.82% and $53,746,707 at 5.83%.
The investments in repurchase agreements through the joint trading account are summarized as follows:
SUMMARY OF JOINT TRADING
DATED JULY 31, 1995, DUE AUGUST 1, 1995 AT 5.82%
Number of dealers or banks 13
Maximum amount with one dealer or bank 33.7%
Aggregate principal amount of agreements $4,742,000,000
Aggregate maturity amount of agreements $4,742,766,902
Aggregate market value of collateral $4,842,463,694
Coupon rates of collateral 0% to 14.25%
Maturity dates of collateral 8/10/95 to 2/15/25
DATED JULY 31, 1995, DUE AUGUST 1, 1995 AT 5.83%
Number of dealers or banks 5
Maximum amount with one dealer or bank 34.5%
Aggregate principal amount of agreements $580,000,000
Aggregate maturity amount of agreements $580,093,981
Aggregate market value of collateral $592,014,958
Coupon rates of collateral 0% to 14.25%
Maturity dates of collateral 8/10/95 to 2/15/25
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As each fund's investment adviser, FMR receives a fee that is computed daily at an annual rate of .50% of the funds' average net assets.
SUB-ADVISER FEE. As each fund's investment sub-adviser, FMR Texas Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fees are paid prior to any voluntary expense reimbursements which may be in effect, and after reducing the fee for any payments by FMR pursuant to each fund's Distribution and Service Plan.
DISTRIBUTION AND SERVICE PLAN. Pursuant to the Distribution and Service Plans (the Plans) adopted on behalf of the Money Market fund and Initial shares of the U.S. Treasury fund, and in accordance with Rule 12b-1 of the 1940 Act, FMR or the funds' distributor, Fidelity Distributors Corporation
(FDC), an affiliate of FMR, may use their resources to pay administrative and promotional expenses related to the sale of each fund's shares. Subject to the approval of each Board of Trustees, the Plans also authorize payments to third parties that assist in the sale of each fund's shares or render shareholder support services. FMR or FDC has informed the funds that payments made to third parties under the Plans amounted to $4,120,195 and $6,010,828 for the Money Market fund and the Initial shares of U.S.
Treasury fund, respectively, for the period.
In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted a separate distribution plan with respect to
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
DISTRIBUTION AND SERVICE PLAN - CONTINUED the Class B shares of the U.S. Treasury fund ("Class B Plan"), pursuant to which the fund pays FDC a distribution and service fee. This fee is based on an annual rate of 1.00% (of which .75% represents a distribution fee and
 .25% represents a shareholder service fee) of the average net assets of the Class B shares. For the period, the fund paid FDC $33,311 under the Class B Plan, of which $11,949 was paid to securities dealers, banks and other financial institutions for the distribution of Class B shares, and providing shareholder support services.
SALES LOAD. FDC receives the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within five years of purchase. The charge is based on declining rates which range from 4% to 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. For the period, FDC received contingent deferred sales charges of $8,806 on Class B share redemptions from the fund. When Class B shares are sold, FDC pays commissions from its own resources to dealers through which the sales are made.
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company (FIIOC), an affiliate of FMR, is the funds' transfer, dividend disbursing and shareholder servicing agent. During the period August 1, 1994 to December 31, 1994, FIIOC received fees based on the type, size, number of accounts and the number of transactions made by shareholders. Effective January 1, 1995, the Board of Trustees approved a revised transfer agent contract pursuant to which FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements.
ACCOUNTING FEES. Fidelity Service Co. (FSC), an affiliate of FMR, maintains the funds' accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse the funds' operating expenses
(excluding interest, taxes, brokerage commissions and extraordinary expenses) above a specified percentage of average net assets.
(I) MONEY MARKET. For the period, this expense limitation was .65% of average net assets and the reimbursement reduced expenses by $2,895,313.
(II) U.S. TREASURY INITIAL CLASS. For the period, this expense limitation was .65% of average net assets and the reimbursement reduced expenses by $168,921.
(III) U.S. TREASURY CLASS B. For the period, this expense limitation was 1.35% of average net assets and the reimbursement reduced expenses by $59,319.
6. BENEFICIAL INTEREST.
At the end of the period, 2 shareholders were each record owners of more than 10% of the total outstanding shares of the U.S. Treasury fund, totaling 44%.
7. SHARE TRANSACTIONS.
Share transactions for both classes of the U.S. Treasury fund at net asset value of $1.00 per share were as follows:

                                                                                       YEAR                YEAR
                                                                                       ENDED               ENDED
                                                                                       JULY 31, 1995       JULY 31, 1994

INITIAL CLASS:

 Proceeds from sales of shares                                                         $ 10,338,354,217    $ 13,798,065,709

 Reinvestment of distributions from net interest income                                 49,283,595          41,469,354

 Cost of shares redeemed                                                                (10,585,120,039)    (14,763,095,690)

 Net increase (decrease) in net assets and shares resulting from share transactions    $ (197,482,227)     $ (923,560,627)



                                                                                       YEAR                JULY 1,1994
                                                                                       ENDED               (COMMENCEMENT
                                                                                       JULY 31, 1995       OF OPERATIONS) TO
                                                                                                            JULY 31, 1994

CLASS B:

 Proceeds from sales of shares                                                         $ 17,802,599        $ 627,668

 Reinvestment of distributions from net interest income                                 185,089             529

 Cost of shares redeemed                                                                (15,460,856)        -

 Net increase (decrease) in net assets and shares resulting from share transactions    $ 2,526,832         $ 628,197


REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Daily Money Fund and the Shareholders of Money Market Portfolio and U.S. Treasury Portfolio:
We have audited the accompanying statements of assets and liabilities of Daily Money Fund: Money Market Portfolio and U.S. Treasury Portfolio, including the schedules of portfolio investments, as of July 31, 1995, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended for the Money Market Portfolio and each of the five years in the period then ended for the U.S. Treasury Portfolio (Initial Class) and for the year then ended July 31, 1995 and for the period July 1, 1994 (commencement of operations) to July 31, 1994 for the U.S. Treasury Portfolio (Class B). These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Daily Money Fund: Money Market Portfolio and U.S. Treasury Portfolio as of July 31, 1995, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended for the Money Market Portfolio and each of the five years in the period then ended for the U.S. Treasury Portfolio (Initial Class) and for the year then ended July 31, 1995 and for the period July 1, 1994 (commencement of operations) to July 31, 1994 for the U.S. Treasury Portfolio (Class B), in conformity with generally accepted accounting principles.
 COOPERS & LYBRAND L.L.P.
Dallas, Texas
August 25, 1995














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INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
SUB-ADVISER
FMR Texas Inc.
Irving, TX
OFFICERS
Edward C. Johnson 3d, PRESIDENT
J. Gary Burkhead, SENIOR VICE PRESIDENT
Leland Barron, VICE PRESIDENT
Fred L. Henning, Jr., VICE PRESIDENT
Arthur S. Loring, SECRETARY
Kenneth A. Rathgeber, TREASURER
Thomas D. Maher, ASSISTANT VICE PRESIDENT
Michael D. Conway, ASSISTANT TREASURER
John H. Costello, ASSISTANT TREASURER
Leonard M. Rush, ASSISTANT TREASURER
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox*
Phyllis Burke Davis*
Richard J. Flynn*
Edward C. Johnson 3d
E. Bradley Jones*
Donald J. Kirk*
Peter S. Lynch
Edward H. Malone*
Marvin L. Mann*
Gerald C. McDonough*
Thomas R. Williams*
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND
SHAREHOLDER
SERVICING AGENTS
Fidelity Investments Institutional Operations Company
Boston, MA
CUSTODIAN
Morgan Guaranty Trust Company of New York
New York, NY


* INDEPENDENT TRUSTEES